Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 24, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016